Right-of-use assets (Details) - Schedule of right-of-use assets - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of right-of-use assets [Abstract]
Cost, beginning balance	€ 429,693	€ 4,443	€ 4,443
Additions	22,752	425,250
Modification of lease	(5,482)
Accumulated depreciation, beginning balance	66,281	1,855
Cost, ending balance	446,963	429,693	4,443
Depreciation for the year	92,293	64,426	1,855
Carrying amount	288,389	363,412	2,588
Accumulated depreciation, ending balance	158,574	66,281	1,855
Office space and garage [Member]
Schedule of right-of-use assets [Abstract]
Cost, beginning balance	341,591
Additions		341,591
Modification of lease
Accumulated depreciation, beginning balance	43,986
Cost, ending balance	341,591	341,591
Depreciation for the year	62,829	43,986
Carrying amount	234,776	297,605
Accumulated depreciation, ending balance	106,815	43,986
Office equipment [Member]
Schedule of right-of-use assets [Abstract]
Cost, beginning balance	3,315
Additions		3,315
Modification of lease
Accumulated depreciation, beginning balance	182
Cost, ending balance	3,315	3,315
Depreciation for the year	660	182
Carrying amount	2,473	3,133
Accumulated depreciation, ending balance	842	182
Vehicles [Member]
Schedule of right-of-use assets [Abstract]
Cost, beginning balance	84,787	4,443	4,443
Additions	22,752	80,344
Modification of lease	(5,482)
Accumulated depreciation, beginning balance	22,113	1,855
Cost, ending balance	102,057	84,787	4,443
Depreciation for the year	28,804	20,258	1,855
Carrying amount	51,140	62,674	2,588
Accumulated depreciation, ending balance	€ 50,917	€ 22,113	€ 1,855